Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable	$ 235,000	$ 235,000
Stockholders' Equity
Preferred stock, par value	$ 0.001
Preferred stock, authorized shares	10,000,000
Preferred stock shares issued	1,000,000
Preferred stock shares outstanding	1,000,000
Common stock, par value	$ 0.015	$ 0.015	$ 0.015
Common stock, authorized	400,000,000	400,000,000	400,000,000
Common stock, issued	18,065,801	14,395,521	4,094,618
Common stock, outstanding	18,065,801	14,395,521	4,094,618
Series A Preferred Stock
Stockholders' Equity
Preferred stock, par value		$ 0.001	$ 0.10
Preferred stock, authorized shares		10,000,000	1,043
Preferred stock shares issued		0	1,043
Preferred stock shares outstanding		0	1,043
Preferred stock, liquidation preference			$ 1,042,756
Series B Preferred Stock
Stockholders' Equity
Preferred stock, par value		$ 0.10	$ 0.10
Preferred stock, authorized shares		4,000,000	4,000,000
Preferred stock shares issued		0	3,300,000
Preferred stock shares outstanding		0	3,300,000
Series C Preferred Stock
Stockholders' Equity
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, authorized shares		1,000,000	1,000,000
Preferred stock shares issued		1,000,000	1,000,000
Preferred stock shares outstanding	1,000,000	1,000,000	1,000,000